SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes	$ 1,557	$ 2,031	$ 1,322
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 265	$ 345	$ 225
Tax effect of non-taxable income	(62)		(144)
Tax effect of non-deductible items	339	156	61
Tax refund		(263)
Tax holiday	(13)	(8)	(139)
Income tax expense	$ 529	$ 230	$ 3